Consolidated Statements of Income (Loss) $ in Thousands	12 Months Ended
	Dec. 31, 2023 CAD ($) $ / shares shares	Dec. 31, 2022 CAD ($) $ / shares shares	Dec. 31, 2021 CAD ($) $ / shares shares
Profit or loss [abstract]
Revenue	$ 704,161	$ 759,169	$ 758,212
Operating expenses	(204,552)	(258,989)	(236,949)
Depreciation	(182,669)	(188,755)	(203,772)
Amortization	(13,093)	(14,979)	(15,983)
Other operating gains (losses), net	264,999	7	107,615
Operating income	568,846	296,453	409,123
Interest expense	(270,350)	(221,756)	(187,994)
Gain on repurchase of debt	230,080	106,916
Interest and other income	66,532	23,476	3,418
Gain (loss) on changes in fair value of financial instruments		4,314	(18,684)
Gain (loss) on foreign exchange	77,758	(239,591)	27,539
Income (loss) before income taxes	672,866	(30,188)	233,402
Tax (expense) recovery	(89,596)	(51,409)	(71,035)
Net income (loss)	583,270	(81,597)	162,367
Net income (loss) attributable to:
Telesat Corporation shareholders	157,118	(23,764)	92,532
Non-controlling interest	426,152	(57,833)	69,835
Net income (loss)	$ 583,270	$ (81,597)	$ 162,367
Net income (loss) per common share attributable to Telesat Corporation shareholders
Basic (in Dollars per share) | $ / shares	$ 11.71	$ (1.93)	$ 2.05
Diluted (in Dollars per share) | $ / shares	$ 11.29	$ (1.93)	$ 1.99
Total Weighted Average Common Shares Outstanding
Basic (in Shares) | shares	13,417,290	12,311,264	45,168,650
Diluted (in Shares) | shares	15,288,221	12,311,264	46,620,495